Boston Partners Long/Short Equity Fund
Schedule of Investments
November 30, 2025 (Unaudited)

COMMON STOCKS - 96.4%		Shares	Value
Communication Services - 5.0%
Alphabet, Inc. - Class A (a)		8,828	$2,826,549
DoubleDown Interactive Co. Ltd. - ADR (a)(b)(c)		47,085	438,361
EverQuote, Inc. - Class A (b)		16,329	430,922
Gravity Co. Ltd. - ADR (b)		9,546	548,609
John Wiley & Sons, Inc. - Class A		10,591	385,089
			4,629,530

Consumer Discretionary - 8.3%
Abercrombie & Fitch Co. - Class A (b)		7,571	740,974
Arcos Dorados Holdings, Inc. - Class A (a)		149,855	1,137,399
Carriage Services, Inc. (a)		20,300	878,990
Cavco Industries, Inc. (b)(c)		2,087	1,243,122
El Pollo Loco Holdings, Inc. (b)		28,259	308,306
Frontdoor, Inc. (b)		19,195	1,035,186
JD.com, Inc. - Class A		42,736	639,289
Johnson Outdoors, Inc. - Class A		7,203	295,251
Leon's Furniture Ltd.		17,032	351,378
Perdoceo Education Corp. (a)		12,122	338,931
Super Group SGHC Ltd. (a)		73,052	791,153
			7,759,979

Consumer Staples - 5.8%
Ambev SA - ADR - ADR (a)(c)		378,029	960,194
British American Tobacco PLC - ADR (a)		31,151	1,827,318
Coca-Cola Europacific Partners PLC		3,874	355,207
Maplebear, Inc. (b)(c)		11,772	494,542
PriceSmart, Inc. (c)		6,626	815,660
Turning Point Brands, Inc.		4,377	438,400
US Foods Holding Corp. (b)		6,432	506,005
			5,397,326

Energy - 2.0%
Canadian Natural Resources Ltd. (a)		27,039	913,107
Coterra Energy, Inc.		16,762	449,892
Peabody Energy Corp. (a)(c)		18,757	510,941
			1,873,940

Financials - 23.4%
Acadian Asset Management, Inc.		27,613	1,238,167
American Integrity Insurance Group, Inc. (a)(b)(c)		28,553	603,610
Banco Bilbao Vizcaya Argentaria SA - ADR (a)		62,498	1,346,832
Bank of America Corp. (a)		19,762	1,060,231
BGC Group, Inc. - Class A (a)		178,666	1,554,394
Citigroup, Inc. (a)		11,828	1,225,381
Fairfax Financial Holdings Ltd.		1,131	1,945,252
FinVolution Group - ADR (a)		57,305	285,952
Fiserv, Inc. (b)		5,325	327,328
Hamilton Insurance Group Ltd. - Class B (a)(b)		55,318	1,509,075
Heritage Insurance Holdings, Inc. (a)(b)		26,394	766,746
Intercorp Financial Services, Inc.		12,479	502,779
Jiayin Group, Inc. - ADR		16,064	114,536
KB Financial Group, Inc. - ADR (c)		16,410	1,396,327
Lincoln National Corp.		12,244	503,718
Marex Group PLC		25,078	872,464
Neptune Insurance Holdings, Inc. - Class A (b)		14,520	338,606
NewtekOne, Inc. (a)		39,914	426,282
Northeast Bank		4,577	406,804
Northeast Community Bancorp, Inc.		14,387	304,429
Oppenheimer Holdings, Inc. - Class A		8,876	603,834
PayPal Holdings, Inc.		9,079	569,163
Rithm Capital Corp. (a)		53,214	611,429
Ryan Specialty Holdings, Inc. (c)		7,334	425,885
Shift4 Payments, Inc. - Class A (b)(c)		4,454	328,616
SiriusPoint Ltd. (b)		31,008	644,966
Stifel Financial Corp. (a)(c)		6,566	801,052
Wells Fargo & Co. (a)		12,439	1,067,888
			21,781,746

Health Care - 10.8%
AstraZeneca PLC - ADR		10,764	998,038
Catalyst Pharmaceuticals, Inc. (a)(b)(c)		60,842	1,424,311
Cigna Group (a)		1,710	474,149
GE HealthCare Technologies, Inc.		8,948	715,750
Harmony Biosciences Holdings, Inc. (b)(c)		11,895	419,775
HCA Healthcare, Inc. (a)		1,430	726,855
Jazz Pharmaceuticals PLC (b)(c)		7,515	1,326,623
Johnson & Johnson (a)		6,544	1,354,084
Medtronic PLC (a)		8,181	861,705
Novartis AG - ADR		5,591	729,066
Sandoz Group AG - ADR		6,152	436,423
Tenet Healthcare Corp. (b)		2,853	618,645
			10,085,424

Industrials - 9.9%
Barrett Business Services, Inc. (a)		22,037	773,278
Brady Corp. - Class A		4,701	367,806
Builders FirstSource, Inc. (a)(b)		2,776	311,551
CACI International, Inc. - Class A (b)		999	616,483
Euroseas Ltd.		9,610	579,387
Everus Construction Group, Inc. (b)		5,461	502,194
Fiverr International Ltd. (b)		20,301	424,900
Galliford Try Holdings PLC		328,923	2,200,266
Nextpower, Inc. - Class A (b)		5,831	534,236
Quanta Services, Inc. (a)(c)		1,380	641,534
RCM Technologies, Inc. (b)		14,772	289,236
Sterling Infrastructure, Inc. (a)(b)		2,507	863,185
Sun Country Airlines Holdings, Inc. (b)		48,351	662,409
Uber Technologies, Inc. (b)		5,406	473,241
			9,239,706

Information Technology - 20.9%
ACI Worldwide, Inc. (b)		11,706	548,543
Adeia, Inc. (a)		62,376	771,591
Broadcom, Inc.		4,847	1,953,147
CDW Corp.		3,308	477,080
Cognizant Technology Solutions Corp. - Class A (a)		10,362	805,231
Dell Technologies, Inc. - Class C		6,857	914,381
EPAM Systems, Inc. (b)		2,531	473,297
InterDigital, Inc. (c)		3,494	1,249,978
LiveRamp Holdings, Inc. (b)		14,787	426,605
Microchip Technology, Inc.		3,255	174,403
Netskope, Inc. - Class A (b)		1,360	24,997
Nice Ltd. - ADR (b)(c)		3,018	320,119
Okta, Inc. (b)		5,705	458,283
Open Text Corp. (c)		39,494	1,328,578
Oracle Corp. (a)		2,763	557,988
Photronics, Inc. (a)(b)(c)		42,356	970,376
QUALCOMM, Inc. (a)		3,257	547,469
Rimini Street, Inc. (a)(b)		214,076	815,630
RingCentral, Inc. - Class A (a)(b)		52,263	1,475,907
Salesforce, Inc.		3,727	859,223
Samsung Electronics Co. Ltd.		19,135	1,314,246
Silicon Motion Technology Corp. - ADR		4,749	422,471
Telefonaktiebolaget LM Ericsson - ADR (a)(c)		78,662	755,155
Twilio, Inc. - Class A (b)		14,187	1,839,912
			19,484,610

Materials - 4.5%
Ferroglobe PLC (a)		168,123	744,785
Glencore PLC - ADR (a)		48,316	460,452
Methanex Corp.		17,086	608,432
Mosaic Co. (c)		18,628	456,200
Pan American Silver Corp. (c)		19,503	890,702
Taseko Mines Ltd. (a)(b)		100,429	530,265
Ternium SA - ADR (a)		11,945	439,934
			4,130,770

Real Estate - 4.1%
CTO Realty Growth, Inc.		25,326	457,894
Fermi, Inc. (b)(c)		17,511	288,757
Kennedy-Wilson Holdings, Inc.		38,836	377,874
Newmark Group, Inc. - Class A (a)		92,522	1,608,032
Park Hotels & Resorts, Inc. (a)		48,818	528,211
Pebblebrook Hotel Trust (a)		49,768	564,369
			3,825,137

Utilities - 1.7%
NRG Energy, Inc.		5,356	907,789
Xcel Energy, Inc. (c)		7,820	642,100
			1,549,889
TOTAL COMMON STOCKS (Cost $62,633,207)			89,758,057

PURCHASED OPTIONS - 0.0% (b)(d)	Notional Amount	Contracts	Value
Put Options - 0.0% (d)
Perdoceo Education Corp., Expiration: 03/20/2026; Exercise Price: $25.00 (e)(f)	$ 422,196	151	16,232
TOTAL PURCHASED OPTIONS (Cost $15,255)			16,232

SHORT-TERM INVESTMENTS
INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 12.2%		Units	Value
Mount Vernon Liquid Assets Portfolio, LLC, 4.09% (g)		11,345,353	11,345,353
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $11,345,353)			11,345,353

MONEY MARKET FUNDS - 0.6%		Shares	Value
MSILF Prime Portfolio - Institutional Class, 4.00% (g)		549,961	550,069
TOTAL MONEY MARKET FUNDS (Cost $550,069)			550,069

TOTAL INVESTMENTS - 109.2% (Cost $74,543,884)			101,669,711
Liabilities in Excess of Other Assets - (9.2)%			(8,555,248)
TOTAL NET ASSETS - 100.0%			$93,114,463

Percentages are stated as a percent of net assets.

The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.

ADR - American Depositary Receipt
LLC - Limited Liability Company
PLC - Public Limited Company

(a)	All or a portion of security has been pledged as collateral for securities sold short. The fair value of assets committed as collateral as of November 30, 2025 is $31,995,910.
(b)	Non-income producing security.
(c)	All or a portion of this security is on loan as of November 30, 2025. The fair value of these securities was $11,123,767.
(d)	Represents less than 0.05% of net assets.
(e)	Exchange-traded.
(f)	100 shares per contract.
(g)	The rate shown represents the 7-day annualized yield as of November 30, 2025.

Boston Partners Long/Short Equity Fund
Schedule of Securities Sold Short
November 30, 2025 (Unaudited)

COMMON STOCKS - (21.2)%	Shares	Value
Communication Services - (1.7)%
Boston Omaha Corp. - Class A	(14,310)	$(177,873)
Clear Channel Outdoor Holdings, Inc.	(226,559)	(450,852)
CTC Communications Group, Inc. (a)	(98,900)	0
Ibotta, Inc. - Class A	(5,224)	(124,645)
Newsmax, Inc.	(40,039)	(332,324)
Telesat Corp.	(17,751)	(462,414)
		(1,548,108)

Consumer Discretionary - (3.6)%
Acushnet Holdings Corp.	(4,351)	(365,919)
Brunello Cucinelli SpA	(1,910)	(203,558)
Cava Group, Inc.	(2,458)	(120,172)
Floor & Decor Holdings, Inc. - Class A	(4,291)	(272,993)
Goodyear Tire & Rubber Co.	(21,716)	(188,061)
GoPro, Inc., Class A - Class A	(121,216)	(197,582)
Petco Health & Wellness Co., Inc.	(32,305)	(103,376)
Pop Mart International Group Ltd.	(8,000)	(232,164)
Qsound Labs, Inc. (a)	(4,440)	0
QuantumScape Corp.	(30,709)	(375,264)
Rivian Automotive, Inc. - Class A	(30,326)	(511,296)
Serve Robotics, Inc.	(16,879)	(173,179)
Shake Shack, Inc. - Class A	(2,510)	(219,575)
Stubhub Holdings, Inc. - Class A	(13,349)	(156,584)
Venu Holding Corp.	(22,605)	(228,763)
		(3,348,486)

Consumer Staples - (1.9)%
Amish Naturals, Inc. (a)	(25,959)	0
Brown-Forman Corp. - Class B	(8,006)	(232,014)
Costco Wholesale Corp.	(326)	(297,830)
Hershey Co.	(1,796)	(337,792)
Mama's Creations, Inc.	(40,123)	(454,192)
Marzetti Co.	(1,609)	(268,607)
Westrock Coffee Co.	(50,891)	(221,376)
		(1,811,811)

Energy - (1.0)%
Beard Co. (a)	(9,710)	0
Calumet, Inc.	(22,488)	(434,018)
Comstock Resources, Inc.	(18,921)	(508,218)
		(942,236)

Financials - (1.4)%
Bakkt Holdings, Inc./US	(20,032)	(315,905)
Commonwealth Bank of Australia	(2,995)	(299,324)
Innventure, Inc.	(36,387)	(209,225)
Remitly Global, Inc.	(15,940)	(215,907)
StepStone Group, Inc. - Class A	(4,504)	(284,473)
		(1,324,834)

Health Care - (1.8)%
AirSculpt Technologies, Inc.	(44,006)	(155,341)
BodyTel Scientific, Inc. (a)	(4,840)	(1)
CareView Communications, Inc.	(165,489)	(3,476)
Establishment Labs Holdings, Inc.	(6,928)	(480,041)
Hims & Hers Health, Inc.	(4,983)	(198,124)
PROCEPT BioRobotics Corp.	(6,218)	(196,986)
Stevanato Group SpA	(15,281)	(356,964)
TG Therapeutics, Inc.	(7,481)	(248,818)
		(1,639,751)

Industrials - (3.0)%
Ameresco, Inc. - Class A	(7,308)	(253,661)
Applied Energetics, Inc.	(69,070)	(99,668)
Construction Partners, Inc. - Class A	(2,012)	(219,308)
Corporate Resource Services, Inc. (a)	(218,896)	(22)
DynaMotive Energy Systems Corp. (a)	(72,185)	(7)
Ener1, Inc. (a)	(102,820)	(10)
Hertz Global Holdings, Inc.	(50,828)	(266,339)
Limbach Holdings, Inc.	(1,847)	(130,675)
NANO Nuclear Energy, Inc.	(7,906)	(258,526)
NuScale Power Corp.	(12,722)	(254,440)
Palladyne AI Corp.	(39,887)	(227,356)
Redwire Corp.	(40,833)	(224,990)
Richtech Robotics, Inc. - Class B	(173,352)	(615,399)
Sky Harbour Group Corp.	(23,255)	(214,876)
Valence Technology, Inc. (a)	(27,585)	(3)
		(2,765,280)

Information Technology - (5.2)%
Aehr Test Systems	(9,057)	(208,039)
Aeluma, Inc.	(9,648)	(135,265)
Amplitude, Inc. - Class A	(17,560)	(180,517)
ANTs software, Inc. (a)	(10,334)	(1)
Atomera, Inc.	(69,044)	(171,229)
BigBear.ai Holdings, Inc.	(62,080)	(393,587)
C3.ai, Inc. - Class A	(17,694)	(255,678)
Consygen, Inc. (a)	(200)	0
D-Wave Quantum, Inc.	(14,544)	(329,713)
Entegris, Inc.	(3,160)	(243,762)
Evolv Technologies Holdings, Inc.	(68,438)	(437,319)
Figma, Inc. - Class A	(6,707)	(241,251)
Interliant, Inc. (a)	(600)	0
Lightwave Logic, Inc.	(84,270)	(365,732)
MicroVision, Inc.	(183,263)	(172,615)
Nestor, Inc. (a)	(15,200)	(2)
NextNav, Inc.	(30,577)	(434,499)
Palantir Technologies, Inc. - Class A	(1,395)	(234,988)
PAR Technology Corp.	(8,575)	(295,923)
Rigetti Computing, Inc.	(11,384)	(291,089)
SoundHound AI, Inc. - Class A	(27,607)	(332,664)
Tiger Telematics, Inc. (a)	(6,510)	0
Tucows, Inc. - Class A	(6,992)	(151,517)
Uni-Pixel, Inc. (a)	(19,665)	(2)
Worldgate Communications, Inc. (a)	(582,655)	(58)
XRiver Corp. (a)	(34,156)	0
		(4,875,450)

Materials - (1.4)%
PureCycle Technologies, Inc.	(35,964)	(316,483)
TMC the metals co, Inc.	(135,976)	(946,393)
		(1,262,876)

Utilities - (0.2)%
Oklo, Inc.	(1,981)	(181,024)
TOTAL COMMON STOCKS (Proceeds $23,503,417)		(19,699,856)

TOTAL SECURITIES SOLD SHORT - (21.2)% (Proceeds $23,503,417)		$(19,699,856)

Percentages are stated as a percent of net assets.

The Global Industry Classification Standard ("GICS®") was developed by and/or is the exclusive property of MSCI, Inc. ("MSCI") and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

(a)
Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting as Valuation Designee. These securities represented $(106) or 0.0% of net assets as of November 30, 2025.

Summary of Fair Value Disclosure as of November 30, 2025 (Unaudited)

Boston Partners Long/Short Equity Fund (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of November 30, 2025:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks	$85,604,256	$4,153,801	$–	$89,758,057
Purchased Options	–	16,232	–	16,232
Investments Purchased with Proceeds from Securities Lending(a)	–	–	–	11,345,353
Money Market Funds	550,069	–	–	550,069
Total Investments	$86,154,325	$4,170,033	$–	$101,669,711

Liabilities:
Investments:
Common Stocks	$(18,964,704)	$(735,046)	$(106)	$(19,699,856)
Total Investments	$(18,964,704)	$(735,046)	$(106)	$(19,699,856)

Refer to the Schedule of Investments for further disaggregation of investment categories.

Changes in valuation techniques may result in transfers into or out of assigned levels within the fair value hierarchy. There were no significant transfers into or out of Level 3 during the reporting period as compared to the security classifications from the prior year’s annual report.

(a)
Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amount of $11,345,353 presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts listed in the Schedule of Investments.